Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 183,775	$ 177,215	$ 170,067
Less: Accumulated depreciation	(20,644)	(15,422)	(9,709)
Total	163,131	161,793	160,358
Solar energy facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	169,334	168,336	153,399
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,077	1,076	917
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	490	497	527
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	120	118	44
Software and computers [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	456	335	178
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	435	281	33
Vehicle and other [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	34
Asset retirement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,340	1,345	588
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 10,489	$ 5,227	$ 14,381